Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Schedule of Related Party Transactions Basis
Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are as follows:
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except of Variable, Sales and Acquisition fees)
	2011	2012	2013
Fixed Fee	$0.575	$0.700	$0.700
Variable Fee	1.25%	1.25%	1.25%
Supervision Fee	$375	$550	$550
Sales Fee	1.00%	1.00%	1.00%
Acquisition Fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements
On July 29, 2013, the Management Agreement was amended, to provide inter alia that to the extent the executive officers are not provided by the Manager but are instead employed by Safe Bulkers, the management fee payable by Safe Bulkers is reduced, in arrears, by an amount equal to the aggregate costs of compensation and benefits and other incidental costs borne by the Company as a result of such employment, and is recorded under Compensation for Directors and Officers within General and Administrative expenses (refer to Note 18).
Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2011	2012	2013
Fixed and Variable fees	$6,026	$7,726	$8,379
Supervision Fees	2,113	1,375	1,925
Acquisition Fees	1,348	1,810	823